Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and contingencies.
Renewal option	5 years
Rent expense	$ 673	$ 600	$ 2,373	$ 1,732	$ 1,273
Sublease income	$ 146	$ 239	$ 931	$ 1,367	$ 1,481